Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Income Tax Expense Recognized in The Consolidated Statement of Profit or Loss
The major components of income tax expense recognized in the consolidated statement of profit or loss for the years ended December 31, 2021, 2020 and 2019 are as follows:

(in €‘000)	2021	2020	2019
Current income tax expense
Current income tax expense for the year	(200)	(33)	(276)
Total current tax expense	(200)	(33)	(276)

Deferred tax expense
(De)recognition of deferred tax assets	(152)	722	—
Total deferred tax expense	(152)	722	—
Income tax expense	(352)	689	(276)

Summary of Reconciliation of Effective Tax Rate
The following table provides a reconciliation of the statutory income tax rate with the average effective income tax rate in the consolidated statement of profit or loss for the years ended December 31, 2021, 2020 and
2019:

	2021		2020		2019
	(in €‘000)%		(in €‘000)%		(in €‘000)%
Effective tax reconciliation
Loss before income tax	(319,320)		(43,945)		(42,828)
Income tax expense at statutory tax rate	79,830	(25.0)	10,986	(25.0)	10,707	(25.0)

Adjustments to arrive at the effective tax rate:
Impact of different tax rates of local jurisdictions	—	—	(39)	0.1	(85)	0.2
Non-deductible expenses	(74,033)	23.2	(1,784)	4.1	8	—
Temporary differences for which no deferred tax is recognized	5,997	1.9	(9,196)	20.8	(10,906)	25.4
( De)recognition of previously (un)recognized deferred tax asset s	(152)	0.0	722	(1.6)	—	—
Effective tax (rate)	(352)	0.1	689	(1.6)	(276)	0.6

Summary of Deferred Tax Assets And Liabilities
Deferred tax assets and liabilities

(in €‘000)	2021	2020

Deferred tax assets	4,573	4,837
Deferred tax liabilities	(3,851)	(4,837)
Balance at January 1	722	—

Movements in deferred tax
Recognition of losses	(859)	859
Movements of temporary differences	974	(386)
Recognition of tax credits	(267)	249
Balance at December 31	570	722

Deferred tax assets	8,209	4,573
Deferred tax liabilities	(7,639)	(3,851)
Balance at December 31	570	722

Summary of Movements of Temporary Differences
The following table provides an overview of the movements of temporary differences during the years ended December 31, 2021 and 2020 and where those movements have been recorded: the consolidated statement of profit or loss (“profit or loss”) or directly in equity.

		Recognized in
(in €‘000)	Net balance January 1	Profit or loss	Equity	Net balance December 31	DTA	DTL
Movements in 2020

Property, plant and equipment	609	271	—	880	1,060	(180)
Intangible assets	(21)	(52)	—	(73)	—	(73)
Right-of-use assets	(3,683)	224	—	(3,459)	27	(3,486)
Trade and other receivables	6	(6)	—	—	—	—
Inventories	(70)	70	—	—	—	—
Non-current lease liabilities	2,846	(1,127)	—	1,719	1,719	—
Current lease liabilities	90	392	—	482	482	—
Provisions	(40)	(23)	—	(63)	—	(63)
Trade and other payables	86	(135)	—	(49)	—	(49)
Net operating losses	—	859	—	859	859	—
Interest carry forward	177	249	—	426	426	—
Total	—	722	—	722	4,573	(3,851)

Movements in 2021
Property, plant and equipment	880	52	—	932	932	—
Intangible assets	(73)	—	—	(73)	—	(73)
Right-of-use assets	(3,459)	(3,995)	—	(7,454)	—	(7,454)
Trade and other receivables	—	—	—	—	—	—
Inventories	—	—	—	—	—	—
Non-current lease liabilities	1,719	3,649	—	5,368	5,368	—
Current lease liabilities	482	1,268	—	1,750	1,750	—
Provisions	(63)	—	—	(63)	—	(63)
Trade and other payables	(49)	—	—	(49)	—	(49)
Net operating losses	859	(859)	—	—	—	—
Interest carry forward	426	(267)	—	159	159	—
Total	722	(152)	—	570	8,209	(7,639)

Summary of Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets

(in €‘000)	December 31, 2021	December 31, 2020
Tax losses	132,498	116,405
Deductible temporary differences	—	—
Tax credits	—	—
Interest carry forward	16,986	12,534
Total	149,484	128,939
Potential tax benefit	40,313	34,772